Components of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2024	$ (149,694)	$ (145,448)
Comprehensive loss (income) of the year	2,686	(4,403)
Benefit (expense) due to deferred income tax	258	157	$ 394
Net balances as of December 31, 2025	(146,750)	(149,694)	(145,448)
Reserve of remeasurements of defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2024	(713)	(622)
Comprehensive loss (income) of the year	(1,272)	(130)
Benefit (expense) due to deferred income tax	382	39
Net balances as of December 31, 2025	(1,603)	(713)	(622)
Reserve of cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2024	(1,198)	(922)
Comprehensive loss (income) of the year	415	(394)
Benefit (expense) due to deferred income tax	(124)	118
Net balances as of December 31, 2025	(907)	(1,198)	(922)
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2024	(147,783)	(143,904)
Comprehensive loss (income) of the year	3,543	(3,879)
Benefit (expense) due to deferred income tax
Net balances as of December 31, 2025	$ (144,240)	$ (147,783)	$ (143,904)